INTANGIBLE ASSETS - Goodwill (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	$ 394
Currency translation	(45)
Goodwill at end of period	349
Pakistan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	223
Currency translation	(46)
Goodwill at end of period	177
Kazakhstan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	127
Currency translation	2
Goodwill at end of period	129
Uzbekistan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	34
Currency translation	(1)
Goodwill at end of period	33
Ukraine
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	10
Currency translation	0
Goodwill at end of period	$ 10